REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302




                                                              August 3, 2009




VIA EDGAR




Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


         Re:      Daily Income Fund
                  File Nos. 33-74470; 811-8312; CIK: 0000918267

Ladies and Gentlemen:


     On behalf of Daily Income Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2009.


     If you have any questions or comments regarding this filing, please call the undersigned at (212) 830-5295.

                                             Very truly yours,


                                             Daily Income Fund




                                              /s/Christine Manna
                                             By: Christine Manna
                                                 Secretary